UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     July 24, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $83,432 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1321    68882 SH       SOLE                        0    68882        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     1879    47503 SH       SOLE                        0    47503        0
APPLE INC                      COM              037833100     4417    31009 SH       SOLE                        0    31009        0
ARCSIGHT INC                   COM              039666102     1293    72790 SH       SOLE                        0    72790        0
BJS RESTAURANTS INC            COM              09180C106     1933   114575 SH       SOLE                        0   114575        0
BROADCOM CORP                  CL A             111320107     2786   112366 SH       SOLE                        0   112366        0
CAVIUM NETWORKS INC            COM              14965A101     2402   142885 SH       SOLE                        0   142885        0
CELGENE CORP                   COM              151020104     2808    58704 SH       SOLE                        0    58704        0
CHICOS FAS INC                 COM              168615102      146    15000 SH       SOLE                        0    15000        0
CISCO SYS INC                  COM              17275R102     2077   111389 SH       SOLE                        0   111389        0
COACH INC                      COM              189754104     2106    78350 SH       SOLE                        0    78350        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     3718   139269 SH       SOLE                        0   139269        0
FIRST SOLAR INC                COM              336433107     3377    20819 SH       SOLE                        0    20819        0
FOSTER WHEELER AG              COM              H27178104     1713    72145 SH       SOLE                        0    72145        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1960    39110 SH       SOLE                        0    39110        0
GENOPTIX INC                   COM              37243V100     2255    70500 SH       SOLE                        0    70500        0
GILEAD SCIENCES INC            COM              375558103     5905   126068 SH       SOLE                        0   126068        0
GOOGLE INC                     CL A             38259P508     3288     7800 SH       SOLE                        0     7800        0
ILLUMINA INC                   COM              452327109     3989   102450 SH       SOLE                        0   102450        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     3662    22376 SH       SOLE                        0    22376        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1644    39070 SH       SOLE                        0    39070        0
LULULEMON ATHLETICA INC        COM              550021109     1015    77875 SH       SOLE                        0    77875        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     2237    80105 SH       SOLE                        0    80105        0
NETAPP INC                     COM              64110D104     2634   133574 SH       SOLE                        0   133574        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1644    24410 SH       SOLE                        0    24410        0
POWER INTEGRATIONS INC         COM              739276103     1313    55190 SH       SOLE                        0    55190        0
QUALCOMM INC                   COM              747525103     3064    67794 SH       SOLE                        0    67794        0
QUANTA SVCS INC                COM              74762E102     2448   105831 SH       SOLE                        0   105831        0
STARBUCKS CORP                 COM              855244109     1745   125646 SH       SOLE                        0   125646        0
SUNPOWER CORP                  COM CL A         867652109     1142    42928 SH       SOLE                        0    42928        0
TESSERA TECHNOLOGIES INC       COM              88164L100     1321    52220 SH       SOLE                        0    52220        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2528    30336 SH       SOLE                        0    30336        0
VISTAPRINT LIMITED             SHS              G93762204     4158    97502 SH       SOLE                        0    97502        0
VMWARE INC                     CL A COM         928563402     1962    71935 SH       SOLE                        0    71935        0
ZOLTEK COS INC                 COM              98975W104      644    66295 SH       SOLE                        0    66295        0
ZUMIEZ INC                     COM              989817101      898   112094 SH       SOLE                        0   112094        0